JUL-24-2007 14:23 From: [redacted] To:72027771030 P.2/2

07072716

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

CERTNAS 1-33587

RECD S.E.C.
JUL 2 4 2007
1086

By Facsimile and First Class Mail

July 24, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JUL 2 6 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on July 12, 2007 The Nasdaq Stock Market (the "Exchange") received from Perfect World Co., Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each representing five Class B ordinary shares

Class B ordinary shares, par value $0.0001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END